Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000073664 | Bancolombia8659049
Holdings [Line Items]
Percent of Total Investments	15.00%
C000073664 | Interconexion Electrica ESP8659081
Holdings [Line Items]
Percent of Total Investments	10.30%
C000073664 | Ecopetrol8659114
Holdings [Line Items]
Percent of Total Investments	8.80%
C000073664 | Bancolombia8659101
Holdings [Line Items]
Percent of Total Investments	8.20%
C000073664 | Grupo Energia Bogota ESP8659078
Holdings [Line Items]
Percent of Total Investments	5.00%
C000073664 | Cementos Argos8659108
Holdings [Line Items]
Percent of Total Investments	4.30%
C000073664 | Tecnoglass8659066
Holdings [Line Items]
Percent of Total Investments	4.30%
C000073664 | Grupo Argos8659073
Holdings [Line Items]
Percent of Total Investments	4.10%
C000073664 | Grupo Aval Acciones y Valores8659055
Holdings [Line Items]
Percent of Total Investments	3.80%
C000073664 | Banco Davivienda8659046
Holdings [Line Items]
Percent of Total Investments	3.80%
C000073664 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073664 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073664 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073664 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073664 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000073664 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000073664 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000073664 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000073664 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000073664 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000081214 | BYD8659239
Holdings [Line Items]
Percent of Total Investments	9.20%
C000081214 | Alibaba Group Holding8659230
Holdings [Line Items]
Percent of Total Investments	8.80%
C000081214 | PDD Holdings8659311
Holdings [Line Items]
Percent of Total Investments	7.80%
C000081214 | Meituan8659271
Holdings [Line Items]
Percent of Total Investments	7.10%
C000081214 | JD.com8659262
Holdings [Line Items]
Percent of Total Investments	6.30%
C000081214 | Pop Mart International Group8659285
Holdings [Line Items]
Percent of Total Investments	4.30%
C000081214 | Trip.com Group8659296
Holdings [Line Items]
Percent of Total Investments	4.20%
C000081214 | Yum China Holdings8659320
Holdings [Line Items]
Percent of Total Investments	3.10%
C000081214 | ANTA Sports Products8659233
Holdings [Line Items]
Percent of Total Investments	2.90%
C000081214 | Li Auto8659265
Holdings [Line Items]
Percent of Total Investments	2.80%
C000081214 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081214 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000081214 | Future
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000068030 | DNB Bank8659159
Holdings [Line Items]
Percent of Total Investments	13.20%
C000068030 | Equinor8659177
Holdings [Line Items]
Percent of Total Investments	11.30%
C000068030 | Kongsberg Gruppen8659208
Holdings [Line Items]
Percent of Total Investments	8.30%
C000068030 | Telenor8659278
Holdings [Line Items]
Percent of Total Investments	5.10%
C000068030 | Mowi8659214
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068030 | Orkla8659237
Holdings [Line Items]
Percent of Total Investments	4.60%
C000068030 | Norsk Hydro8659225
Holdings [Line Items]
Percent of Total Investments	4.40%
C000068030 | Aker BP8659126
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068030 | Yara International8659292
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068030 | Storebrand8659272
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068030 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000068030 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000068030 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000068030 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000068030 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000068030 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000068030 | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000068030 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000068030 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000068030 | Norway
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000096448 | DBS Group Holdings8659701
Holdings [Line Items]
Percent of Total Investments	14.00%
C000096448 | Oversea-Chinese Banking8659707
Holdings [Line Items]
Percent of Total Investments	9.30%
C000096448 | United Overseas Bank8659720
Holdings [Line Items]
Percent of Total Investments	6.90%
C000096448 | Bank Central Asia8659652
Holdings [Line Items]
Percent of Total Investments	6.30%
C000096448 | Singapore Telecommunications8659713
Holdings [Line Items]
Percent of Total Investments	4.70%
C000096448 | Malayan Banking8659674
Holdings [Line Items]
Percent of Total Investments	3.80%
C000096448 | Bank Rakyat Indonesia Persero8659659
Holdings [Line Items]
Percent of Total Investments	3.50%
C000096448 | Public Bank8659680
Holdings [Line Items]
Percent of Total Investments	3.30%
C000096448 | Tenaga Nasional8659683
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096448 | CIMB Group Holdings8659665
Holdings [Line Items]
Percent of Total Investments	2.90%
C000096448 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096448 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000096448 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096448 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096448 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000096448 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000096448 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000073663 | MercadoLibre8659647
Holdings [Line Items]
Percent of Total Investments	25.30%
C000073663 | Grupo Financiero Galicia8659606
Holdings [Line Items]
Percent of Total Investments	7.70%
C000073663 | YPF8659630
Holdings [Line Items]
Percent of Total Investments	6.50%
C000073663 | Banco Macro8659590
Holdings [Line Items]
Percent of Total Investments	5.10%
C000073663 | Cencosud8659584
Holdings [Line Items]
Percent of Total Investments	4.90%
C000073663 | SSR Mining8659582
Holdings [Line Items]
Percent of Total Investments	4.30%
C000073663 | Embotelladora Andina8659650
Holdings [Line Items]
Percent of Total Investments	4.30%
C000073663 | Vista Energy8659627
Holdings [Line Items]
Percent of Total Investments	4.00%
C000073663 | Pampa Energia8659618
Holdings [Line Items]
Percent of Total Investments	4.00%
C000073663 | Transportadora de Gas del Sur8659624
Holdings [Line Items]
Percent of Total Investments	3.80%
C000073663 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073663 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000073663 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073663 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073663 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073663 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000073663 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000073663 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000073663 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000073663 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000104595 | National Bank of Greece8659845
Holdings [Line Items]
Percent of Total Investments	15.60%
C000104595 | Eurobank Ergasias Services and Holdings8659811
Holdings [Line Items]
Percent of Total Investments	12.30%
C000104595 | Piraeus Financial Holdings8659854
Holdings [Line Items]
Percent of Total Investments	10.00%
C000104595 | Alpha Services and Holdings8659792
Holdings [Line Items]
Percent of Total Investments	9.00%
C000104595 | OPAP8659848
Holdings [Line Items]
Percent of Total Investments	5.10%
C000104595 | Metlen Energy & Metals8659840
Holdings [Line Items]
Percent of Total Investments	5.00%
C000104595 | Hellenic Telecommunications Organization8659826
Holdings [Line Items]
Percent of Total Investments	4.90%
C000104595 | JUMBO8659834
Holdings [Line Items]
Percent of Total Investments	4.50%
C000104595 | Public Power8659859
Holdings [Line Items]
Percent of Total Investments	4.30%
C000104595 | Titan Cement International8659865
Holdings [Line Items]
Percent of Total Investments	3.60%
C000104595 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000104595 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104595 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000104595 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104595 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000104595 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104595 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000104595 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000104595 | Financials
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000104595 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205374 | SAP8660441
Holdings [Line Items]
Percent of Total Investments	16.20%
C000205374 | Siemens8660444
Holdings [Line Items]
Percent of Total Investments	9.40%
C000205374 | Allianz8660363
Holdings [Line Items]
Percent of Total Investments	8.70%
C000205374 | Deutsche Telekom8660394
Holdings [Line Items]
Percent of Total Investments	7.00%
C000205374 | Airbus8660360
Holdings [Line Items]
Percent of Total Investments	5.30%
C000205374 | Muenchener Rueckversicherungs-Gesellschaft in Muenchen8660429
Holdings [Line Items]
Percent of Total Investments	5.00%
C000205374 | Rheinmetall8660436
Holdings [Line Items]
Percent of Total Investments	4.10%
C000205374 | Deutsche Boerse8660391
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205374 | Siemens Energy8660446
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205374 | Deutsche Bank8660388
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205374 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205374 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000205374 | Germany
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000231755 | Hoa Phat Group JSC8663932
Holdings [Line Items]
Percent of Total Investments	10.10%
C000231755 | Vingroup JSC8664086
Holdings [Line Items]
Percent of Total Investments	9.80%
C000231755 | Vinhomes JSC8664093
Holdings [Line Items]
Percent of Total Investments	7.50%
C000231755 | Bank for Foreign Trade of Vietnam JSC8663873
Holdings [Line Items]
Percent of Total Investments	6.00%
C000231755 | Masan Group8663964
Holdings [Line Items]
Percent of Total Investments	5.50%
C000231755 | Vietnam Dairy Products JSC8664060
Holdings [Line Items]
Percent of Total Investments	5.30%
C000231755 | SSI Securities8664037
Holdings [Line Items]
Percent of Total Investments	3.70%
C000231755 | Vincom Retail JSC8664082
Holdings [Line Items]
Percent of Total Investments	2.80%
C000231755 | Vietnam Prosperity JSC Bank8664072
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231755 | Duc Giang Chemicals JSC8663908
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000231755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000231755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000231755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000231755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000231755 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%